Operating Profit - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Operating Profit [line items]
Net foreign exchange losses	£ 81	£ 215	£ 53
Major restructuring costs	809	1,056	970
Liquidation Or Disposal Of Overseas Subsidiary [member]
Disclosure of Operating Profit [line items]
Net foreign exchange losses	£ 0	£ 109	£ 0